CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	[CommonStockMember]	[AdditionalPaidInCapitalMember]	[OtherComprehensiveIncomeMember]	[RetainedEarningsMember]
Balance as at Dec. 31, 2011	$ 206,533	$ 231	$ 208,827	$ 0	$ (2,525)
Balance of shares as at Dec. 31, 2011		23,076,161
Net income / (loss)	5,969				5,969
Issuance of common stock, net of issuance costs	53,901	91	53,810
Issuance of common stock, shares		9,115,803
Compensation cost on restricted stock	900	0	900
Issuance of restricted stock, shares		0
Actuarial loss	0
Dividends declared and paid	(28,545)				(28,545)
Balance as at Dec. 31, 2012	238,758	322	263,537	0	(25,101)
Balance of shares as at Dec. 31, 2012		32,191,964
Net income / (loss)	(57,346)				(57,346)
Issuance of common stock, net of issuance costs	12,356	28	12,328
Issuance of common stock, shares		2,859,603
Compensation cost on restricted stock	371		371
Actuarial loss	0
Dividends declared and paid	(29,674)				(29,674)
Balance as at Dec. 31, 2013	164,465	350	276,236	0	(112,121)
Balance of shares as at Dec. 31, 2013		35,051,567
Net income / (loss)	3,238				3,238
Issuance of common stock, net of issuance costs	96,001	377	95,624
Issuance of common stock, shares		37,745,982
Compensation cost on restricted stock	341	4	337
Issuance of restricted stock, shares		361,442
Actuarial loss	(68)			(68)
Dividends declared and paid	(7,534)				(7,534)
Balance as at Dec. 31, 2014	$ 256,443	$ 731	$ 372,197	$ (68)	$ (116,417)
Balance of shares as at Dec. 31, 2014		73,158,991